Industry Segment Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Sales	$ 373,004		$ 456,836		$ 1,113,561		$ 1,272,207		$ 1,722,489	$ 1,605,316	$ 1,360,854
Operating Income (Loss)	(71,484)		30,603		(93,268)		51,724		23,882	(3,810)	(77,205)
Depreciation, amortization, and depletion	28,138		31,190		91,338		94,182		125,295	127,367	132,682
Capital Spending	15,679		27,825		46,751		67,831		90,272	73,646	34,216
Coated Papers
Segment Reporting Information [Line Items]
Net Sales	300,939		374,606		889,121		1,046,948		1,418,817	1,314,961	1,198,758
Operating Income (Loss)	(72,654)	[1]	23,408	[1]	(87,754)	[1]	36,262	[1]	3,470	(38,884)	(57,240)
Depreciation, amortization, and depletion	21,220		24,281		70,065		74,200		98,370	100,902	110,415
Capital Spending	20,612		19,612		47,911		47,173		65,227	59,067	28,604
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net Sales	35,035		40,312		104,168		112,255		150,111	164,948	104,541
Operating Income (Loss)	3,860		10,488		8,112		26,803		33,357	49,267	(12,548)
Depreciation, amortization, and depletion	4,725		4,376		13,523		12,853		17,249	18,313	17,916
Capital Spending	(5,421)	[2]	7,697	[2]	(3,209)	[2]	19,795	[2]	23,695	11,017	3,869
Other
Segment Reporting Information [Line Items]
Net Sales	37,030		41,918		120,272		113,004		153,561	125,407	57,555
Operating Income (Loss)	(2,690)		(3,293)		(13,626)		(11,341)		(12,945)	(14,193)	(7,417)
Depreciation, amortization, and depletion	2,193		2,533		7,750		7,129		9,676	8,152	4,351
Capital Spending	$ 488		$ 516		$ 2,049		$ 863		$ 1,350	$ 3,562	$ 1,743

[1]	Included here is the effect of $97.0 million in Restructuring charges recognized in the third quarter of 2012, which is entirely attributable to the coated papers segment.
[2]	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from govermental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.